Income Taxes - Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Provision (benefit) for current income taxes
Federal					$ 0	$ 0	$ 0
State					275	80	57
Total provision for current income taxes					275	80	57
Provision (benefit) for deferred income taxes, net
Federal					347	(51)	444
State					170	(113)	100
Total provision (benefit) for deferred income taxes, net					517	(164)	544
Total income tax expense (benefit)	$ 1,689	$ (199)	$ 2,028	$ 1,211	$ 792	$ (84)	$ 601